UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.		Palo Alto, CA		October 8, 2003
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		69

Form 13F Information Table Value Total:		92,298 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER		   TITLE OF   CUSIP	  VALUE	 SHARES  INV.	OTHER		VOTING AUTH
					CLASS			  X1000		   DISC	MGR		SOLE

ABM Industries, Inc.            cs  00163T109       368      26,000  sole              26,000
Abbott Labs                     cs  002824100       340       8,000  sole               8,000
Automatic Data Proc             cs  053015103     2,536      70,750  sole              70,750
Ameren Corp.                    cs  023608102       418       9,750  sole               9,750
American Int.                   cs  026874107       307       5,318  sole               5,318
Allied Cap Corp                 cs  01903Q108       392      15,950  sole              15,950
American Express                cs  025816109     1,480      32,850  sole              32,850
Bell South Corp                 cs  079860102       264      11,168  sole              11,168
Bristol Myers                   cs  110122108     1,965      76,566  sole              76,566
BRE Properties                  oa  05564E106     3,574     108,367  sole             108,367
Citigroup                       cs  172967101     3,232      71,026  sole              71,026
Conagra Corp                    cs  205887102       563      26,500  sole              26,500
Crescent Real Est Eq            oa  225756105       497      34,275  sole              34,275
Mack Cali Realty                oa  554489104       582      14,850  sole              14,850
Calpine Corp                    cs  131347106     1,415     289,400  sole             289,400
Chevron Texaco                  cs  166764100     2,796      39,136  sole              39,136
DNP Select Income               cs  23325P104       501      47,436  sole              47,436
DQE Corp                        cs  23329J104       418      26,600  sole              26,600
Consolidated Edison             cs  209115104       709      17,400  sole              17,400
Electronic Data Sys             cs  285661104     2,391     118,350  sole             118,350
Emerson Electric                cs  291011104     2,482      47,150  sole              47,150
Felcor Lodging Trust            oa  31430F101     1,979     191,000  sole             191,000
Fannie Mae                      cs  313586109     2,113      30,100  sole              30,100
General Electric                cs  369604103     3,156     105,874  sole             105,874
Citigroup Inc Wts               sw  172967127        87      80,797  sole              80,797
Hawaiian Elec                   cs  419870100       686      15,756  sole              15,756
Hewlett-Packard Co              cs  428236103     2,549     131,683  sole             131,683
Harsco Corp                     cs  415864107       252       6,558  sole               6,558
Int'l Flav & Frag               cs  459506101     1,080      32,655  sole              32,655
Intel                           cs  458140100     2,225      80,894  sole              80,894
Johnson and Johnson             cs  478160104       596      12,034  sole              12,034
JP Morgan Chase                 cs  46625H100       213       6,207  sole               6,207
Keycorp Inc                     cs  493267108       492      19,250  sole              19,250
Kinder Morgan, Inc.             cs  49455P101     5,429     100,527  sole             100,527
Kinder Morgan Energy            oa  494550106     3,590      83,870  sole              83,870
Coca-Cola Co.                   cs  191216100     2,325      54,114  sole              54,114
Keyspan                         cs  49337W100       951      27,100  sole              27,100
Alliant Energy Corp.            cs  018802108       455      20,700  sole              20,700
Liberty Property Tr             oa  531172104       790      21,350  sole              21,350
Herman Miller Inc               cs  600544100       246      10,800  sole              10,800
Altria Group Inc                cs  718154107     1,318      30,095  sole              30,095
Merck                           cs  589331107     3,088      61,008  sole              61,008
Nisource                        cs  65473P105       411      20,550  sole              20,550
New Plan Realty                 oa  648053106       543      23,300  sole              23,300
Plum Creek Timber Co            oa  729251108       906      35,615  sole              35,615
Phelps Dodge                    cs  717265102     2,750      58,770  sole              58,770
Pfizer                          cs  717081103       573      18,853  sole              18,853
Peoples Energy Corp.            cs  711030106       672      16,245  sole              16,245
Post Properties                 oa  737464107       359      13,200  sole              13,200
Puget Energy                    cs  745310102       293      13,072  sole              13,072
Quaker Fabric                   cs  747399103       296      43,700  sole              43,700
S B C Communications            cs  78387G103     1,466      65,871  sole              65,871
Sara Lee                        cs  803111103       258      14,068  sole              14,068
Solectron Corp.                 cs  834182107       950     162,370  sole             162,370
Southern Co.                    cs  842587107       548      18,675  sole              18,675
Smurfit Stone Cont.             cs  832727101     1,972     131,618  sole             131,618
Teco Energy Inc                 cs  872375100       573      41,450  sole              41,450
Textron                         cs  883203101     2,418      61,300  sole              61,300
Tyco                            cs  902124106     1,922      94,070  sole              94,070
Utd. Dominion                   oa  910197102     2,643     144,325  sole             144,325
US Bancorp                      cs  902973304     1,065      44,398  sole              44,398
Verizon                         cs  92343V104       419      12,917  sole              12,917
Walgreen                        cs  931422109       475      15,488  sole              15,488
Wells Fargo                     cs  949746101       644      12,500  sole              12,500
Washington Mutual               cs  939322103     3,413      86,700  sole              86,700
Williams Companies              cs  969457100       514      54,565  sole              54,565
Waste Management                cs  94106L109     4,473     170,932  sole             170,932
Wyeth                           cs  983024100       272       5,890  sole               5,890
Exxon Mobil Corp.               cs  30231G102       620      16,942  sole              16,942






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